OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 7,405	$ 4,920
Deferred revenues from IIA	282	0
Government authorities	2,592	3,723
Foreign currency derivative contracts	78	3,237
Holdback and contingent earnout	834	837
Provision for returns	233	290
Advances from customers	0	7
Others	190	147
Total other payables and accrued expenses	$ 11,614	$ 13,161